Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 96.42%

Australia : 2.31%
Brambles Limited (Industrials, Commercial Services & Supplies)	253,210	$1,950,166
Fortescue Metals Group Limited (Materials, Metals & Mining)	249,684	3,105,713

		5,055,879

Belgium : 0.88%
Euronav NV (Energy, Oil, Gas & Consumable Fuels)	200,194	1,933,713

Canada : 1.56%
Barrick Gold Corporation (Materials, Metals & Mining)	118,274	3,418,109

China : 5.64%
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	306,222	2,098,033
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	1,898,241	3,286,891
NetEase Incorporated ADR (Communication Services, Entertainment)	6,606	3,028,323
WH Group Limited (Consumer Staples, Food Products) 144A	2,882,549	2,562,580
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	1,852,000	1,376,401

		12,352,228

France : 2.83%
Sanofi SA (Health Care, Pharmaceuticals)	27,713	2,890,675
Schneider Electric SE (Industrials, Electrical Equipment)	28,607	3,310,456

		6,201,131

Germany : 2.23%
Brenntag AG (Industrials, Trading Companies & Distributors)	30,417	1,867,445
SAP SE (Information Technology, Software)	19,188	3,023,765

		4,891,210

Israel : 0.90%
Plus500 Limited (Financials, Diversified Financial Services)	125,855	1,971,164

Japan : 5.80%
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	158,355	2,468,336
Itochu Corporation (Industrials, Trading Companies & Distributors)	151,103	3,283,141
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	115,510	3,556,252
Obayashi Corporation (Industrials, Construction & Engineering)	216,069	1,914,626
ORIX Corporation (Financials, Diversified Financial Services)	136,825	1,468,360

		12,690,715

Netherlands : 4.90%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	8,356	2,949,934
ING Groep NV (Financials, Banks)	217,864	1,513,108
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	95,001	2,738,352
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	34,740	1,896,735
LyondellBasell Industries NV Class A (Materials, Chemicals)	25,944	1,622,019

		10,720,148

South Korea : 1.79%
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A	3,239	3,906,234

Spain : 1.32%
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	148,428	2,888,371

Switzerland : 3.93%
Nestle SA (Consumer Staples, Food Products)	28,478	3,366,106
Novartis AG (Health Care, Pharmaceuticals)	29,620	2,444,286

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Shares	Value

Switzerland (continued)
Roche Holding AG (Health Care, Pharmaceuticals)	8,107	$2,802,059

		8,612,451

Taiwan : 1.50%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	41,643	3,285,216

United Kingdom : 6.14%
Drax Group plc (Utilities, Independent Power & Renewable Electricity Producers)	961,543	3,524,247
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	107,465	2,151,995
Intermediate Capital Group (Financials, Capital Markets)	127,513	2,248,338
Rio Tinto plc (Materials, Metals & Mining)	52,806	3,190,029
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	39,948	2,329,082

		13,443,691

United States : 54.69%
AbbVie Incorporated (Health Care, Biotechnology) #	29,760	2,824,522
Alphabet Incorporated Class A (Communication Services, Interactive Media & Services) †#	1,954	2,907,454
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) †#	1,192	3,772,299
Amgen Incorporated (Health Care, Biotechnology) #	8,323	2,036,388
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals) #	11,992	5,097,080
Ares Capital Corporation (Financials, Capital Markets) #	145,327	2,049,111
Artisan Partners Asset Management Incorporated Class A (Financials, Capital Markets)	56,653	2,052,538
AT&T Incorporated (Communication Services, Diversified Telecommunication Services) #	82,469	2,439,433
Best Buy Company Incorporated (Consumer Discretionary, Specialty Retail) #	26,240	2,613,242
BlackRock Incorporated (Financials, Capital Markets) #	5,243	3,014,777
Bristol-Myers Squibb Company (Health Care, Pharmaceuticals) #	38,192	2,240,343
Bristow Group Incorporated (Energy, Energy Equipment & Services) (a)†	41,390	662,654
Cisco Systems Incorporated (Information Technology, Communications Equipment) #	58,351	2,748,332
Citigroup Incorporated (Financials, Banks) #	35,895	1,795,109
ConocoPhillips (Energy, Oil, Gas & Consumable Fuels) #	47,242	1,766,378
Corporate Office Properties Trust (Real Estate, Equity REITs) #	103,857	2,750,133
Cummins Incorporated (Industrials, Machinery) #	11,575	2,236,985
CVS Health Corporation (Health Care, Health Care Providers & Services) #	50,326	3,167,518
eBay Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail) #	57,624	3,185,455
Gilead Sciences Incorporated (Health Care, Biotechnology) #	28,343	1,970,689
Honeywell International Incorporated (Industrials, Industrial Conglomerates)	25,527	3,812,968
Johnson & Johnson (Health Care, Pharmaceuticals)	20,873	3,042,448
JPMorgan Chase & Company (Financials, Banks)	25,621	2,476,013
Keysight Technologies Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	24,874	2,484,664
Kinder Morgan Incorporated (Energy, Oil, Gas & Consumable Fuels)	94,926	1,338,457
KLA-Tencor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	15,320	3,061,396
Leidos Holdings Incorporated (Information Technology, IT Services)	25,478	2,424,486
Microsoft Corporation (Information Technology, Software)	32,687	6,701,162
Morgan Stanley (Financials, Capital Markets)	60,787	2,971,269
National Fuel Gas Company (Utilities, Gas Utilities)	55,363	2,246,077
New Residential Investment Corporation (Financials, Mortgage REITs)	251,793	1,996,718
NVIDIA Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,692	1,992,176
Pulte Group Incorporated (Consumer Discretionary, Household Durables)	54,410	2,372,276
Target Corporation (Consumer Discretionary, Multiline Retail)	21,019	2,645,872
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	23,970	3,057,374
The Home Depot Incorporated (Consumer Discretionary, Specialty Retail)	15,555	4,129,697
The Procter & Gamble Company (Consumer Staples, Household Products)	28,380	3,721,186
Union Pacific Corporation (Industrials, Road & Rail)	20,302	3,519,352
UnitedHealth Group Incorporated (Health Care, Health Care Providers & Services)	8,620	2,609,964
Valero Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	38,332	2,155,408
Valvoline Incorporated (Materials, Chemicals)	101,002	2,072,561
Verizon Communications Incorporated (Communication Services, Diversified Telecommunication Services)	75,678	4,349,971

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

			Shares	Value

United States (continued)
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)			25,068	$3,243,798

				119,755,733

Total Common Stocks (Cost $193,910,178)				211,125,993

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 20.72%

United States : 20.72%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63%	11-15-2024	$450,000	466,965
Albertsons Companies Incorporated (Consumer Staples, Food & Staples Retailing) 144A	4.88	2-15-2030	25,000	27,075
Albertsons Companies LLC (Consumer Staples, Food & Staples Retailing) 144A	4.63	1-15-2027	25,000	26,438
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	4.75	10-1-2027	125,000	130,625
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	713,475
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.88	6-1-2029	75,000	82,858
AmWINS Group Incorporated (Financials, Insurance) 144A	7.75	7-1-2026	300,000	330,375
Antero Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.75	1-15-2028	425,000	362,355
Apache Corporation (Energy, Oil, Gas & Consumable Fuels)	4.75	4-15-2043	150,000	142,500
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.25	4-1-2028	25,000	25,250
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-1-2027	100,000	102,346
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail) 144A	4.50	3-1-2028	93,000	95,359
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail) 144A	4.75	3-1-2030	80,000	82,000
Ball Corporation (Materials, Containers & Packaging)	5.00	3-15-2022	25,000	26,188
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	55,625
Berry Global Incorporated (Materials, Containers & Packaging) 144A	4.88	7-15-2026	75,000	79,219
Berry Global Incorporated (Materials, Containers & Packaging) 144A	5.63	7-15-2027	25,000	26,750
Berry Global Incorporated (Materials, Containers & Packaging)	6.00	10-15-2022	57,000	57,285
Block Communications Incorporated (Communication Services, Media) 144A	4.88	3-1-2028	25,000	25,250
Bristow Group Incorporated (Energy, Energy Equipment & Services) (a)†	6.25	10-15-2022	700,000	0
Buckeye Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.85	11-15-2043	200,000	184,000
Callon Petroleum Company (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	258,000	77,400
Callon Petroleum Company (Energy, Oil, Gas & Consumable Fuels)	6.25	4-15-2023	50,000	16,250
Cardtronics Incorporated (Information Technology, IT Services) 144A	5.50	5-1-2025	500,000	501,250
Carriage Services Incorporated (Consumer Discretionary, Diversified Consumer Services) 144A	6.63	6-1-2026	450,000	475,880
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.00	3-15-2022	925,000	906,500
CCO Holdings LLC (Communication Services, Media) 144A	4.00	3-1-2023	25,000	25,375
CCO Holdings LLC (Communication Services, Media) 144A	4.25	2-1-2031	500,000	521,495
CCO Holdings LLC (Communication Services, Media) 144A	4.50	8-15-2030	125,000	132,488
CCO Holdings LLC (Communication Services, Media) 144A	4.50	5-1-2032	75,000	79,125
CCO Holdings LLC (Communication Services, Media) 144A	5.00	2-1-2028	25,000	26,500

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value

United States (continued)
CDK Global Incorporated (Information Technology, Software) 144A	5.25%	5-15-2029	$50,000	$54,753
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	8-15-2026	25,000	26,750
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A	5.75	3-1-2025	550,000	562,375
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	5.50	4-1-2026	75,000	79,219
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services) 144A	4.25	5-1-2028	25,000	26,438
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.50	10-1-2029	75,000	79,335
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.25	10-1-2025	950,000	973,750
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.63	10-1-2026	100,000	105,625
Cinemark Incorporated (Communication Services, Media) 144A	8.75	5-1-2025	25,000	25,750
Citigroup Incorporated (Financials, Banks)	4.13	3-9-2021	10,000	10,038
Citigroup Incorporated (Financials, Banks)	6.13	3-9-2028	15,000	16,950
Clearwater Paper Corporation (Materials, Paper & Forest Products) 144A	5.38	2-1-2025	50,000	51,188
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	125,000	127,713
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	8.25	3-1-2027	100,000	107,840
Communications Finance Incorporated (Communication Services, Media)	6.88	9-1-2027	55,000	56,226
Community Health Systems Incorporated (Health Care, Health Care Providers & Services)	6.25	3-31-2023	75,000	75,563
Community Health Systems Incorporated (Health Care, Health Care Providers & Services) 144A	6.63	2-15-2025	425,000	429,378
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	527,844
CoreCivic Incorporated (Real Estate, Equity REITs)	4.63	5-1-2023	250,000	243,125
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	2,944
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	75,000	77,906
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	3-1-2024	500,000	512,730
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	6.00	1-1-2027	25,000	25,875
Crown Americas Capital Corporation V (Materials, Containers & Packaging)	4.25	9-30-2026	125,000	132,548
Crown Americas Capital Corporation VI (Materials, Containers & Packaging)	4.75	2-1-2026	125,000	130,435
Crown Cork & Seal Company Incorporated (Materials, Containers & Packaging)	7.38	12-15-2026	150,000	177,000
CSC Holdings LLC (Communication Services, Media) 144A	4.13	12-1-2030	50,000	52,688
CSC Holdings LLC (Communication Services, Media) 144A	4.63	12-1-2030	200,000	210,000
CSC Holdings LLC (Communication Services, Media) 144A	7.50	4-1-2028	200,000	230,060
Darling Ingredients Incorporated (Consumer Staples, Food Products) 144A	5.25	4-15-2027	150,000	160,125
Davita Incorporated (Health Care, Health Care Providers & Services) 144A	4.63	6-1-2030	125,000	133,006
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	877,000	878,096
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	12-31-2024	218,000	29,975
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.75	2-15-2024	306,000	128,967
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	9.00	5-15-2021	375,000	158,201
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services) †	4.88	11-1-2043	250,000	27,228
Diamond Sports Group LLC (Communication Services, Media) 144A	5.38	8-15-2026	25,000	19,252

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

United States (continued)
Diamond Sports Group LLC (Communication Services, Media) 144A	6.63%	8-15-2027	$155,000	$84,863
DISH Network Corporation (Communication Services, Media)	3.38	8-15-2026	175,000	161,110
Encompass Health Corporation (Health Care, Health Care Providers & Services)	4.50	2-1-2028	75,000	78,375
Encompass Health Corporation (Health Care, Health Care Providers & Services)	4.75	2-1-2030	100,000	105,662
EnLink Midstream LLC (Energy, Oil, Gas & Consumable Fuels)	5.38	6-1-2029	25,000	19,980
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.15	6-1-2025	50,000	40,060
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.40	4-1-2024	75,000	64,419
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.05	4-1-2045	275,000	148,500
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.45	6-1-2047	475,000	267,663
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	5.60	4-1-2044	400,000	222,000
Enviva Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.50	1-15-2026	400,000	431,000
EQM Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.00	7-1-2025	25,000	26,517
EQM Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	6.50	7-1-2027	25,000	27,565
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	472,500
Fair Isaac Corporation (Information Technology, Software) 144A	4.00	6-15-2028	50,000	52,300
Fair Isaac Corporation (Information Technology, Software) 144A	5.25	5-15-2026	250,000	281,250
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	384,975
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	6.88	1-15-2025	125,000	126,875
Flex Acquisition Company Incorporated (Materials, Containers & Packaging) 144A	7.88	7-15-2026	125,000	129,586
Ford Motor Company (Consumer Discretionary, Automobiles)	4.75	1-15-2043	325,000	297,375
Ford Motor Company (Consumer Discretionary, Automobiles)	9.00	4-22-2025	25,000	29,453
Ford Motor Company (Consumer Discretionary, Automobiles)	9.63	4-22-2030	25,000	33,170
Ford Motor Credit Company LLC (Financials, Consumer Finance)	4.39	1-8-2026	325,000	333,834
Ford Motor Credit Company LLC (Financials, Consumer Finance)	5.11	5-3-2029	475,000	506,469
Ford Motor Credit Company LLC (Financials, Consumer Finance)	5.13	6-16-2025	75,000	79,955
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading Companies & Distributors) 144A	6.50	10-1-2025	400,000	376,084
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading Companies & Distributors) 144A	9.75	8-1-2027	30,000	30,975
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	500,000	516,895
Gray Television Incorporated (Communication Services, Media) 144A	5.13	10-15-2024	725,000	744,785
Gray Television Incorporated (Communication Services, Media) 144A	7.00	5-15-2027	50,000	54,625
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	6-1-2022	75,000	74,438
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	118,748
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	475,000	450,359
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	6.25	11-1-2028	50,000	45,938
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	9-15-2027	150,000	158,625
Hilton Domestic Operating Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	4.88	1-15-2030	25,000	26,250

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value

United States (continued)
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38%	10-15-2025	$500,000	$512,500
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	125,000	130,938
IAA Spinco Incorporated (Industrials, Commercial Services & Supplies) 144A	5.50	6-15-2027	550,000	586,438
IQVIA Incorporated (Health Care, Health Care Technology) 144A	5.00	5-15-2027	125,000	133,398
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	300,000	310,500
Kaiser Aluminum Corporation (Materials, Metals & Mining) 144A	4.63	3-1-2028	75,000	74,663
Kaiser Aluminum Corporation (Materials, Metals & Mining) 144A	6.50	5-1-2025	25,000	26,500
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13	6-1-2025	850,000	854,250
Ladder Capital Finance Holdings LP (Financials, Thrifts & Mortgage Finance) 144A	5.25	3-15-2022	50,000	49,000
Ladder Capital Securities LLC (Financials, Diversified Financial Services) 144A	5.25	10-1-2025	325,000	299,000
Lamar Media Corporation (Communication Services, Media) 144A	3.75	2-15-2028	175,000	176,531
Lamar Media Corporation (Communication Services, Media) 144A	4.00	2-15-2030	175,000	176,750
Lamar Media Corporation (Communication Services, Media)	5.75	2-1-2026	25,000	26,258
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	183,313
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services) 144A	4.25	7-1-2028	100,000	104,250
Level 3 Financing Incorporated (Communication Services, Diversified Telecommunication Services)	5.13	5-1-2023	25,000	25,106
Levi Strauss & Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5.00	5-1-2025	100,000	102,260
Levi Strauss & Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	5-1-2025	25,000	25,565
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	325,000	338,000
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	4.63	12-15-2027	50,000	53,140
Live Nation Entertainment Incorporated (Communication Services, Entertainment) 144A	6.50	5-15-2027	25,000	26,875
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	4.63	11-15-2027	50,000	51,500
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	600,000	624,000
Match Group Incorporated (Communication Services, Interactive Media & Services) 144A	4.13	8-1-2030	25,000	25,750
MEDNAX Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	125,000	126,563
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	525,000	538,781
MPLX LP (Energy, Oil, Gas & Consumable Fuels)	6.38	5-1-2024	125,000	128,871
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	4.63	8-1-2029	75,000	79,242
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	592,969
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4.75	9-15-2029	25,000	26,429
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.75	8-15-2025	30,000	28,237
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	5.88	12-1-2027	50,000	46,000
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	600,000	618,000
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals) 144A	8.13	4-15-2025	25,000	27,743
Nexstar Broadcasting Incorporated (Communication Services, Media) 144A	5.63	7-15-2027	425,000	454,878

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

United States (continued)
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25%	7-15-2024	$175,000	$186,375
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.25	9-15-2024	25,000	26,625
NextEra Energy Operating Partners LP (Utilities, Electric Utilities) 144A	4.50	9-15-2027	250,000	271,875
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	51,856
Nielsen Finance LLC (Communication Services, Media) 144A	5.00	4-15-2022	775,000	778,410
NortonLifeLock Incorporated (Information Technology, Software) 144A	5.00	4-15-2025	75,000	77,041
Novelis Corporation (Materials, Metals & Mining) 144A	5.88	9-30-2026	100,000	106,691
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	485,066	491,130
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	4.63	6-15-2045	375,000	310,425
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	6.20	3-15-2040	125,000	121,250
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	6.45	9-15-2036	875,000	875,184
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	6.60	3-15-2046	75,000	73,205
Oceaneering International Incorporated (Energy, Energy Equipment & Services)	6.00	2-1-2028	300,000	189,675
Ortho-Clinical Diagnostics Incorporated (Health Care, Life Sciences Tools & Services) 144A	7.25	2-1-2028	50,000	52,313
Outfront Media Capital Corporation (Communication Services, Media) 144A	4.63	3-15-2030	200,000	187,000
Owens-Brockway Packaging Incorporated (Materials, Containers & Packaging) 144A	5.88	8-15-2023	100,000	105,570
Panther BF Aggregator 2 LP (Consumer Discretionary, Auto Components) 144A	6.25	5-15-2026	25,000	26,753
Pattern Energy Operations LP (Energy, Energy Equipment & Services) 144A	4.50	8-15-2028	525,000	556,500
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	3.75	8-15-2020	85,000	85,000
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	708,337
PG&E Corporation (Utilities, Electric Utilities)	5.00	7-1-2028	25,000	25,724
PG&E Corporation (Utilities, Electric Utilities)	5.25	7-1-2030	25,000	26,000
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.75	3-15-2025	75,000	76,875
Pilgrim’s Pride Corporation (Consumer Staples, Food Products) 144A	5.88	9-30-2027	50,000	52,875
Plastipak Holdings Incorporated (Industrials, Commercial Services & Supplies) 144A	6.25	10-15-2025	125,000	124,844
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services) 144A	8.50	12-1-2022	100,000	101,724
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	5.13	1-15-2028	25,000	26,232
Prestige Brands Incorporated (Consumer Staples, Food Products) 144A	6.38	3-1-2024	25,000	25,875
Qorvo Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) 144A	4.38	10-15-2029	50,000	53,828
QVC Incorporated (Communication Services, Media)	4.75	2-15-2027	25,000	25,625
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense) 144A	4.88	12-15-2025	450,000	462,384
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging) 144A	5.13	7-15-2023	100,000	101,530
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	3.60	5-15-2025	175,000	169,750
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	4.80	5-15-2030	175,000	165,592
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	4.95	7-15-2029	75,000	73,266

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value

United States (continued)
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88%	4-15-2040	$400,000	$402,000
Royal Caribbean Cruises (Consumer Discretionary, Hotels, Restaurants & Leisure)	4.25	6-15-2023	5,000	4,742
Salem Media Group Incorporated (Communication Services, Media) 144A	6.75	6-1-2024	500,000	425,000
SBA Communications Corporation (Real Estate, Equity REITs) 144A	3.88	2-15-2027	75,000	77,625
Scripps Escrow Incorporated (Communication Services, Media) 144A	5.88	7-15-2027	25,000	25,125
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	225,000	247,500
Select Medical Corporation (Health Care, Health Care Providers & Services) 144A	6.25	8-15-2026	200,000	215,500
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	4.63	12-15-2027	100,000	106,250
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	25,000	29,000
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	903,125
Service Properties Trust Company (Real Estate, Equity REITs)	3.95	1-15-2028	105,000	87,045
Service Properties Trust Company (Real Estate, Equity REITs)	4.38	2-15-2030	125,000	102,031
Service Properties Trust Company (Real Estate, Equity REITs)	4.75	10-1-2026	50,000	44,000
Service Properties Trust Company (Real Estate, Equity REITs)	4.95	2-15-2027	150,000	135,795
Service Properties Trust Company (Real Estate, Equity REITs)	5.25	2-15-2026	83,000	74,700
Service Properties Trust Company (Real Estate, Equity REITs)	7.50	9-15-2025	20,000	21,205
Signature Aviation US Holdings Incorporated (Industrials, Aerospace & Defense) 144A	4.00	3-1-2028	125,000	118,125
Signature Aviation US Holdings Incorporated (Industrials, Aerospace & Defense) 144A	5.38	5-1-2026	425,000	441,110
Silgan Holdings Incorporated (Materials, Containers & Packaging)	4.13	2-1-2028	150,000	153,750
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.50	4-1-2026	50,000	46,913
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels)	7.75	10-1-2027	200,000	188,060
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	51,500
Springleaf Finance Corporation (Financials, Consumer Finance)	5.38	11-15-2029	150,000	158,265
Springleaf Finance Corporation (Financials, Consumer Finance)	6.63	1-15-2028	25,000	28,649
Springleaf Finance Corporation (Financials, Consumer Finance)	7.13	3-15-2026	175,000	205,158
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	10-1-2023	100,000	113,000
Sprint Capital Corporation (Communication Services, Wireless Telecommunication Services)	8.75	3-15-2032	175,000	269,938
SS&C Technologies Incorporated (Information Technology, Software) 144A	5.50	9-30-2027	175,000	188,125
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	375,000	401,250
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	100,000	96,750
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.50	2-1-2026	25,000	25,750
T-Mobile USA Incorporated (Communication Services, Wireless Telecommunication Services)	4.75	2-1-2028	75,000	81,270
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	650,000	623,396
Tempo Acquisition LLC (Information Technology, IT Services) 144A	5.75	6-1-2025	25,000	26,313

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

United States (continued)
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	4.63%	7-15-2024	$130,000	$132,925
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.63	6-15-2028	25,000	26,293
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.88	1-1-2026	150,000	156,894
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	5.13	11-1-2027	25,000	26,563
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	7.00	8-1-2025	175,000	180,651
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	7.50	4-1-2025	25,000	27,656
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.25	1-31-2023	525,000	550,358
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	4.75	1-15-2030	75,000	81,375
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.00	1-31-2028	550,000	606,375
The E.W. Scripps Company (Communication Services, Media) 144A	5.13	5-15-2025	517,000	507,953
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	127,875
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	22,800
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	400,000	317,000
The Geo Group Incorporated (Real Estate, Equity REITs)	6.00	4-15-2026	125,000	96,406
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.50	5-15-2025	25,000	26,602
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.63	3-15-2027	100,000	106,500
Trimas Corporation (Industrials, Machinery) 144A	4.88	10-15-2025	325,000	332,413
Ultra Resources Incorporated (3 Month LIBOR +3.00%) (Energy, Oil, Gas & Consumable Fuels) ±	6.25	4-12-2024	94	65
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A†	7.13	4-15-2025	625,000	1,563
USA Compression Partners LP (Energy, Energy Equipment & Services)	6.88	4-1-2026	175,000	179,375
USI Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	125,000	128,125
Valvoline Incorporated (Materials, Chemicals) 144A	4.25	2-15-2030	125,000	131,406
Valvoline Incorporated (Materials, Chemicals) 144A	4.38	8-15-2025	25,000	25,844
Vertical US Newco Incorporated (Materials, Paper & Forest Products) 144A	5.25	7-15-2027	300,000	318,000
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	6.25	5-15-2027	275,000	292,875
Western Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	5.05	2-1-2030	150,000	151,895
Western Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	5.30	3-1-2048	275,000	245,660
Western Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	6.25	2-1-2050	25,000	24,688
Whiting Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	1.25	4-1-2020	339,000	59,325
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	5.38	4-15-2026	450,000	459,000
Yum! Brands Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	4.75	1-15-2030	25,000	27,125
Yum! Brands Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	7.75	4-1-2025	25,000	28,063

Total Corporate Bonds and Notes (Cost $45,769,977)				45,369,400

Loans : 1.23%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) (Communication Services, Media) ±	5.25	8-27-2026	382,713	369,716
Atkins Nutritionals Holdings II Incorporated (1 Month LIBOR +3.75%) (Consumer Staples, Food Products) ±‡	4.75	7-7-2024	48,474	48,353

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

	Interest rate	Maturity date	Principal	Value

Loans (continued)
Clearwater Paper Corporation (3 Month LIBOR +3.25%) (Materials, Paper & Forest Products) ±‡	4.25%	7-26-2026	$39,875	$39,676
Crestwood Holdings LLC (1 Month LIBOR +7.50%) (Energy, Oil, Gas & Consumable Fuels) ±	7.69	3-6-2023	200,000	129,626
Emerald Topco Incorporated (1 Month LIBOR +3.50%) (Information Technology, Software) ±	3.76	7-24-2026	173,688	170,504
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) (Energy, Oil, Gas & Consumable Fuels) ±	7.75	10-29-2025	100,000	68,500
EPIC Crude Services LP (3 Month LIBOR +5.00%) (Energy, Oil, Gas & Consumable Fuels) ±%%<	5.37	3-2-2026	325,000	253,230
Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) (Information Technology, IT Services) ±	5.14	2-18-2027	50,000	49,125
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) (Information Technology, IT Services) ±	3.81	8-1-2024	39,897	32,068
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) (Information Technology, IT Services) ±	7.59	8-1-2025	250,000	110,470
HUB International Limited (3 Month LIBOR +4.00%) (Financials, Insurance) ±	5.00	4-25-2025	99,500	99,536
Hubbard Radio LLC (6 Month LIBOR +4.25%) (Communication Services, Media) ±	5.25	3-28-2025	112,288	104,802
Montreign Operating Company LLC (1 Month LIBOR +2.25%) (Communication Services, Media) ±‡	2.42	3-22-2021	225,141	204,878
Nexus Buyer LLC (1 Month LIBOR +3.75%) (Financials, Capital Markets) ±	3.92	11-9-2026	99,500	98,555
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services) ±‡	8.50	4-30-2023	175,000	161,000
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & Packaging) ±	2.91	2-5-2023	98,217	96,113
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) (Financials, Diversified Financial Services) ±	4.77	10-19-2026	191,387	188,196
USI Incorporated (3 Month LIBOR +4.00%) (Financials, Insurance) ±	4.31	12-2-2026	49,750	49,016
VFH Parent LLC (1 Month LIBOR +3.00%) (Financials, Capital Markets) ±	3.18	3-1-2026	112,517	111,357
Victory Capital Management Incorporated (3 Month LIBOR +2.50%) (Financials, Capital Markets) ±	2.80	7-1-2026	310,709	304,753

Total Loans (Cost $2,744,426)				2,689,474

	Dividend yield		Shares

Preferred Stocks : 0.21%

United States : 0.21%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A†±	3.87		750	457,500

Total Preferred Stocks (Cost $495,000)				457,500

	Interest rate		Principal

Yankee Corporate Bonds and Notes : 1.88%

Canada : 1.10%
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.00	1-30-2028	$50,000	50,249
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.25	1-30-2030	150,000	153,188
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	3-1-2023	39,000	39,000
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	77,828
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	81,000	81,000
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	6.13	4-15-2025	250,000	258,125
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	6.25	2-15-2029	225,000	239,018
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) 144A	7.00	1-15-2028	25,000	27,188

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Canada (continued)
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63%	6-1-2024	$675,000	$411,750
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	8.75	4-1-2027	500,000	258,750
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	5.38	7-15-2025	20,000	20,026
Clarios Global LP (Consumer Discretionary, Automobiles) 144A	6.75	5-15-2025	25,000	26,875
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A	5.38	1-15-2025	675,000	698,483
Telesat Canada Incorporated (Communication Services, Diversified Telecommunication Services) 144A	6.50	10-15-2027	75,000	77,085

				2,418,565

Luxembourg : 0.32%
Ardagh Packaging Finance plc (Materials, Containers & Packaging) 144A	5.25	4-30-2025	25,000	26,500
Intelsat Connect Finance Company (Communication Services, Diversified Telecommunication Services) 144A†	9.50	2-15-2023	75,000	21,750
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services) †	5.50	8-1-2023	725,000	454,031
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services) 144A†	8.50	10-15-2024	275,000	181,500
Intelsat Luxembourg SA (Communication Services, Diversified Telecommunication Services) †	8.13	6-1-2023	175,000	8,750

				692,531

Monaco : 0.03%
Navios Maritime Holdings Incorporated (Industrials, Transportation Infrastructure) (a)‡	9.75	4-15-2024	244,225	59,748

Netherlands : 0.38%
OI European Group BV (Materials, Containers & Packaging) 144A	4.00	3-15-2023	75,000	75,563
Sensata Technologies BV (Industrials, Electrical Equipment) 144A	5.00	10-1-2025	97,000	104,760
Sensata Technologies BV (Industrials, Electrical Equipment) 144A	5.63	11-1-2024	100,000	109,000
Teva Pharmaceutical Finance Netherlands III BV (Health Care, Pharmaceuticals)	4.10	10-1-2046	125,000	106,649
Teva Pharmaceutical Finance Netherlands III BV (Health Care, Pharmaceuticals)	6.75	3-1-2028	400,000	444,000

				839,972

United Kingdom : 0.05%
Sensata Technologies UK Financing Company plc (Financials, Diversified Financial Services) 144A	6.25	2-15-2026	100,000	105,260

Total Yankee Corporate Bonds and Notes (Cost $4,934,770)				4,116,076

	Yield		Shares

Short-Term Investments : 0.80%

Investment Companies : 0.80%
Wells Fargo Government Money Market Select Class (l)(u)##	0.10		1,755,158	1,755,158

Total Short-Term Investments (Cost $1,755,158)				1,755,158

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

		Value

Total investments in securities (Cost $249,609,509)	121.26%	$265,513,601
Other assets and liabilities, net	(21.26)	(46,548,528)

Total net assets	100.00%	$218,965,073

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Written Options

Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley	(45)	$(1,192,500)	$265.00	8-21-2020	$(19,125)
Dow Jones Industrial Average	Morgan Stanley	(72)	(1,944,000)	270.00	8-21-2020	(11,304)
Dow Jones Industrial Average	Morgan Stanley	(92)	(2,760,000)	300.00	9-18-2020	(1,958)
Dow Jones Industrial Average	Morgan Stanley	(9)	(211,500)	235.00	10-16-2020	(29,063)
iShares MSCI EAFE ETF	Morgan Stanley	(1,232)	(8,192,800)	66.50	8-28-2020	(8,624)
iShares MSCI EAFE ETF	Morgan Stanley	(10)	(65,500)	65.50	8-7-2020	(9)
iShares MSCI EAFE ETF	Morgan Stanley	(52)	(309,400)	59.50	8-21-2020	(15,980)
iShares MSCI EAFE ETF	Morgan Stanley	(34)	(232,900)	68.50	9-30-2020	(405)
iShares MSCI EAFE ETF	Morgan Stanley	(171)	(1,026,000)	60.00	8-14-2020	(42,644)
iShares MSCI Emerging Markets	Morgan Stanley	(33)	(133,650)	40.50	8-28-2020	(9,735)
iShares MSCI Emerging Markets	Morgan Stanley	(308)	(1,416,800)	46.00	8-7-2020	(281)
iShares MSCI Emerging Markets	Morgan Stanley	(790)	(3,713,000)	47.00	8-21-2020	(1,580)
iShares MSCI Emerging Markets	Morgan Stanley	(347)	(1,561,500)	45.00	9-18-2020	(20,820)
iShares MSCI Emerging Markets	Morgan Stanley	(87)	(417,600)	48.00	9-30-2020	(1,306)
iShares MSCI Emerging Markets	Morgan Stanley	(919)	(4,595,000)	50.00	10-16-2020	(9,190)
iShares MSCI Emerging Markets	Morgan Stanley	(66)	(257,400)	39.00	8-14-2020	(28,684)
NASDAQ 100 Stock Index	Morgan Stanley	(6)	(7,185,000)	11,975.00	8-7-2020	(133)
NASDAQ 100 Stock Index	Morgan Stanley	(3)	(3,600,000)	12,000.00	8-7-2020	(66)
NASDAQ 100 Stock Index	Morgan Stanley	(1)	(1,160,000)	11,600.00	8-21-2020	(1,920)
NASDAQ 100 Stock Index	Morgan Stanley	(11)	(12,952,500)	11,775.00	8-14-2020	(4,423)
Russell 2000 Index	Morgan Stanley	(11)	(1,809,500)	1,645.00	8-28-2020	(2,915)
Russell 2000 Index	Morgan Stanley	(23)	(3,668,500)	1,595.00	8-7-2020	(1,771)
Russell 2000 Index	Morgan Stanley	(4)	(600,000)	1,500.00	8-21-2020	(12,120)
Russell 2000 Index	Morgan Stanley	(34)	(5,610,000)	1,650.00	8-21-2020	(4,250)
Russell 2000 Index	Morgan Stanley	(2)	(269,000)	1,345.00	8-14-2020	(27,734)
S&P 500 Index	Morgan Stanley	(3)	(957,000)	3,190.00	8-21-2020	(31,206)
S&P 500 Index	Morgan Stanley	(3)	(975,000)	3,250.00	8-21-2020	(20,763)
S&P 500 Index	Morgan Stanley	(5)	(1,482,500)	2,965.00	8-21-2020	(138,300)
S&P 500 Index	Morgan Stanley	(3)	(900,000)	3,000.00	8-28-2020	(80,460)
S&P 500 Index	Morgan Stanley	(45)	(16,425,000)	3,650.00	9-18-2020	(9,000)
S&P 500 Index	Morgan Stanley	(4)	(1,408,000)	3,520.00	9-18-2020	(3,420)
S&P 500 Index	Morgan Stanley	(1)	(293,500)	2,935.00	8-14-2020	(44,478)
S&P 500 Index	Morgan Stanley	(63)	(21,105,000)	3,350.00	9-18-2020	(289,797)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(173)	(666,050)	38.50	8-7-2020	(858)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(458)	(951,750)	40.50	8-21-2020	(1,372)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(9)	(35,100)	39.00	8-21-2020	(144)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(173)	(622,800)	36.00	8-21-2020	(21,279)
SPDR Euro STOXX 50 ETF	Morgan Stanley	(386)	(1,428,200)	37.00	8-28-2020	(28,950)

						$(926,067)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$3,871,557	$88,295,209	$(90,411,608)	$0	$0	$39,638	$1,755,158	0.80%

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2020, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2020, the Fund had unfunded loan commitments of $249,438.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$5,055,879	$0	$0	$5,055,879
Belgium	1,933,713	0	0	1,933,713
Canada	3,418,109	0	0	3,418,109
China	12,352,228	0	0	12,352,228
France	6,201,131	0	0	6,201,131
Germany	4,891,210	0	0	4,891,210
Israel	1,971,164	0	0	1,971,164
Japan	12,690,715	0	0	12,690,715
Netherlands	10,720,148	0	0	10,720,148
South Korea	3,906,234	0	0	3,906,234
Spain	2,888,371	0	0	2,888,371
Switzerland	8,612,451	0	0	8,612,451

Taiwan	3,285,216	0	0	3,285,216
United Kingdom	13,443,691	0	0	13,443,691
United States	119,755,733	0	0	119,755,733

Corporate bonds and notes	0	45,369,400	0	45,369,400
Loans	0	2,235,567	453,907	2,689,474
Preferred stocks
United States	0	457,500	0	457,500
Yankee corporate bonds and notes	0	4,056,328	59,748	4,116,076
Short-term investments
Investment companies	1,755,158	0	0	1,755,158

Total assets	$212,881,151	$52,118,795	$513,655	$265,513,601

Liabilities
Written options	$0	$926,067	$0	$926,067

Total liabilities	$0	$926,067	$0	$926,067

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.